Payments, Details - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 458	Taxes	UNITED STATES	snj:US-WV	US Federal Government [Member]	West Virginia Coal [Member]	Coal [Member]	Steelmaking [Member]	Open Pit
#: 2
	$ 197	Fees	UNITED STATES	snj:US-WA	US Federal Government [Member]	West Virginia Coal [Member]	Coal [Member]	Steelmaking [Member]	Open Pit